Consolidated Statement of Comprehensive Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Service revenues	$ 3,888	$ 2,914	$ 2,714
Product sales	3,521	3,921	4,757
Total revenues	7,409	6,835	7,471
Costs and expenses:
Product costs	3,016	3,027	3,501
Operating and maintenance expenses	1,277	1,080	1,019
Depreciation and amortization expenses	1,151	791	734
Selling, general, and administrative expenses	633	519	583
Net insurance recoveries associated with the Geismar Incident	(232)	(40)	0
Other (income) expense - net	(45)	51	24
Total costs and expenses	5,800	5,428	5,861
Operating income	1,609	1,407	1,610
Equity earnings (losses)	228	104	111
Interest incurred	(683)	(477)	(458)
Interest capitalized	121	90	54
Other income (expense) - net	38	25	16
Income before income taxes	1,313	1,149	1,333
Provision (benefit) for income taxes	29	30	42
Net income	1,284	1,119	1,291
Less: Net income attributable to noncontrolling interests	96	3	0
Net income attributable to controlling interests	1,188	1,116	1,291
Allocation of net income for calculation of earnings per common unit:
Net income attributable to controlling interests	1,188	1,116	1,291
Allocation of net income to general partner	756	505	646
Allocation of net income to Class D Units	73	0	0
Allocation of net income to common units	359	611	645
Basic net income per common unit	$ 0.99	$ 1.76	$ 2.30
Diluted net income per common unit	$ 0.99	$ 1.76	$ 2.30
Basic weighted average number of common units outstanding (thousands)	361,968	346,307	280,806
Diluted weighted average number of common units outstanding (thousands)	361,968	346,307	280,806
Cash distributions per common unit	$ 3.5995	$ 3.480	$ 3.205
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	(1)	1	30
Reclassifications into earnings of net derivative instruments (gain) loss	0	0	(30)
Foreign currency translation adjustments	(89)	(56)	20
Other comprehensive income (loss)	(90)	(55)	20
Comprehensive income	1,194	1,064	1,311
Less: Comprehensive income attributable to noncontrolling interests	96	3	0
Comprehensive income attributable to controlling interests	$ 1,098	$ 1,061	$ 1,311